Losses per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Loss for the year		R$ (328,392)	R$ (68,188)	R$ (19,434)
Weighted average number of common outstanding shares	[1]	69,755	62,000	62,000
Basic and diluted losses per share (R$)		R$ (4,710)	R$ (1,100)	R$ (310)

[1]	Share data have been revised to give effect to the share split as explained in Note 17. Equity